CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 1,432	$ 1,780	$ (1,772)
Other comprehensive income
Foreign currency translation adjustments	429	668	209
Total other comprehensive income	429	668	209
Comprehensive income (loss)	1,861	2,448	(1,563)
Comprehensive loss (income) attributable to non-controlling interest		842	(12)
Comprehensive income (loss) attributable to shareholders	$ 1,861	$ 3,290	$ (1,575)